Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other receivables from advertisers		¥ 726,945	$ 111,409	¥ 712,774
Advances to suppliers		110,816	16,983	156,873
Prepaid expenses		42,464	6,508	50,398
Inventories		24,062	3,688	31,287
Receivable from third-party payment platform		14,848	2,276	25,994
Convertible loans	[1]	83,357	12,775	102,741
Others		113,560	17,404	76,656
Impairment of prepayments and inventory		(108,739)	(16,665)	(75,992)
Allowance for credit losses		(171,619)	(26,302)	(144,622)
Total		¥ 835,694	$ 128,076	¥ 936,109

[1]	As of December 31, 2020, convertible loans were fully impaired. Convertible loans included a convertible loan of RMB66,000 (US$10,115) to a third party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, the third-party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.